Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2023
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Successor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021
Weighted number of outstanding shares	182,721,369	182,721,369	182,721,369
Number of shares with dilutive effects	—	—
Weighted number of outstanding shares (diluted and undiluted)	182,721,369	182,721,369	182,721,369

Profit (loss) attributable to ordinary shareholders	75,022	187,111	(17,205)
Basic	0.41	1.02	(0.09)
Diluted	0.41	1.02	(0.09)